Income Taxes (Tables)	12 Months Ended
Oct. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes
	Ten-Months Ended October 31, 2021	Year Ended December 31, 2020
Income tax benefit at U.S. statutory rate of 21%	$(2,688,478)	$(260,749)
Income tax benefit – state	(999,858)	(108,025)
Non-deductible expenses	2,837,058	223,929
Change in tax rate – state from 8.7% to 7.8%	36,281	—
Change in valuation allowance	814,997	144,845
Total provision for income tax	$—	$—

Schedule of net deferred tax asset
	Ten-Months Ended October 31, 2021	Year Ended December 31, 2020
Net operating loss carryforward	$2,025,694	$1,210,697
Total deferred tax asset	2,025,694	1,210,697
Less: valuation allowance	(2,025,694)	(1,210,697)
Net deferred tax asset	$—	$—